Financial Instruments and Financial Risk Management - Summary of Carrying Amount of Interest-bearing Financial Instruments Excluding Effects of Interest Rate Derivatives (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 1,884,182	$ 1,315,757	$ 1,608,094
Fixed Rate Instruments
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 1,884,182	$ 1,315,757